Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands							12 Months Ended
	May 20, 2020 CNY (¥)	May 20, 2020 USD ($)	Nov. 14, 2019 USD ($)	Oct. 01, 2018 CNY (¥) shares	Oct. 01, 2018 USD ($) $ / shares shares	Aug. 30, 2018 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 Vote	Aug. 29, 2018 shares	Jun. 06, 2014 shares	Jun. 05, 2014 shares	Aug. 19, 2013 USD ($) $ / shares shares
Changes In Equity And Comprehensive Income Line Items [Line Items]
Authorized share capital | $																			$ 50
Common stock, shares authorized						250,000,000										100,000,000	100,000,000	50,000,000	50,000,000
Share capital, par value | $ / shares																			$ 0.001
Temporary Equity, Shares Outstanding									189,811			591,200		189,811
Ordinary Shares repurchased, Value | ¥									¥ 4,597		¥ 10,730
Subscriptions Receivable from founding shareholders							¥ 279		¥ 201				$ 44	$ 31
Prepayment for share repurchase							¥ 17,441						$ 2,500
Withdrawal Of Residual Prepayment	¥ 2,154	$ 304
Shares not yet designated						25,000,000
Preferred stock, shares issued					22,367,696
Preferred stock, shares outstanding					22,367,696
Weighted Average [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Share price | $ / shares												$ 2.61	$ 2.81
After Closing of Qualified IPO [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Authorized Shares not yet designated and unissued				25,000,000	25,000,000
IPO [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Ordinary shares, issued					5,750,000
Sale of class A ordinary shares, price per share | $ / shares					$ 12.5
Net proceeds raised from initial public offering				¥ 441,166	$ 64,130
Ordinary Share [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Ordinary Shares repurchased							781,011	781,011
Ordinary Shares repurchased, Value							¥ 15,327	$ 2,196			¥ 10,730	$ 1,541
Class A Ordinary Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock, shares authorized							200,000,000		200,000,000				200,000,000	200,000,000
Share capital, par value | $ / shares													$ 0.001	$ 0.001
Ordinary shares, issued					158,861		30,408,054		29,926,647				30,408,054	29,926,647
Ordinary shares, outstanding					158,861		30,408,054		29,926,647				30,408,054	29,926,647
Ordinary Shares repurchased, Value | $			$ 20,000
Class A Ordinary Shares [Member] | Weighted Average [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Share price | $ / shares														$ 3.45
Class A Ordinary Shares [Member] | After Closing of Qualified IPO [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock, shares unissued					177,473,443
Ordinary shares, issued					22,526,257
Ordinary shares, outstanding					22,526,257
Vote per share | Vote															1
Class A Ordinary Shares [Member] | Ordinary Share [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Ordinary Shares repurchased									(189,811)	(189,811)	(591,200)	(591,200)
Ordinary Shares repurchased, Value									¥ 4,597	$ 655
Class B Ordinary Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock, shares authorized							25,000,000		25,000,000				25,000,000	25,000,000
Share capital, par value | $ / shares													$ 0.001
Ordinary shares, issued							19,675,674		19,675,674				19,675,674	19,675,674
Ordinary shares, outstanding					19,675,674		19,675,674		19,675,674				19,675,674	19,675,674
Class B Ordinary Shares [Member] | After Closing of Qualified IPO [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock, shares unissued					5,324,326
Ordinary shares, issued					19,675,674
Ordinary shares, outstanding					19,675,674
Vote per share | Vote															10
Common Class A and Class B Ordinary Shares [Member] | Before Closing of Qualified IPO [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Vote per share | Vote															1